Document And Entity Information	Nov. 12, 2026
Document Information [Line Items]
Entity, Registrant Name	AMERICAN SHARED HOSPITAL SERVICES
Document, Type	8-K
Document, Period End Date	Nov. 12, 2026
Entity, Incorporation, State or Country Code	CA
Entity, File Number	1-08789
Entity, Tax Identification Number	94-2918118
Entity, Address, Address Line One	601 Montgomery Street, Suite 850
Entity, Address, City or Town	San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	788-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AMS
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000744825